Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of share capital
	December 31, 2019			December 31, 2018
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	15,862,887	15,294,267	25,000,000	15,318,958	14,750,338